Average Annual Total Returns{- Fidelity Mid Cap Growth Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Mid Cap Growth Index Fund	Fidelity Mid Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Mid Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Mid Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Mid Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Mid Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS012 Past 1 year	RS012 Since Inception
Total	34.84%	26.55%	[1]	34.72%	26.41%	[1]	20.70%	20.46%	[1]	35.59%	27.10%	[1]

[1]	(a)From July 11, 2019